OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases were (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 USD ($)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets	¥ 34,466	¥ 45,446	$ 4,868
Operating lease liabilities, current	32,842	32,892	4,638
Operating lease liabilities, non-current	1,865	10,075	$ 263
Total lease liabilities	¥ 34,707	¥ 42,967
Weighted average remaining lease term	1 year 2 months 12 days	1 year 9 months	1 year 2 months 12 days
Weighted average discount rate	5.52%	6.14%	5.52%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 8,503	¥ 134,071
Right-of-use assets obtained in exchange for operating lease liabilities	311	87,350
Leases lease cost
Lease cost	18,800	161,300
Short-term lease cost	5,400	75,300
Continuing business
Leases lease cost
Lease cost	11,700	58,700
Short-term lease cost	2,600	10,600
Discontinued business
Leases lease cost
Lease cost	7,100	102,600
Short-term lease cost	¥ 2,800	¥ 64,700